Net fees and commission income (Tables)	12 Months Ended
Dec. 31, 2025
Fee and commission income (expense) [abstract]
Summary of Net fees and commission income
Net fees and commission income for the years ended December 31, 2023, 2024 and 2025 are as follows:

	2023		2024	2025
Fees and commission income:
Credit placement fees	~~W~~	75,930	73,339	64,109
Commission received as electronic charge receipt		146,037	147,625	150,709
Brokerage fees		369,175	392,836	529,028
Commission received as agency		134,432	153,684	176,535
Investment banking fees		165,366	228,976	294,948
Commission received in foreign exchange activities		295,722	361,341	452,048
Trust management fees		299,600	249,586	258,331
Credit card fees		1,378,200	1,311,422	1,186,972
Operating lease fees (*)		600,283	651,691	651,178
Others		710,498	724,866	800,465

		4,175,243	4,295,366	4,564,323

Fees and commission expense:
Credit-related fee		(45,739)	(49,924)	(45,155)
Credit card fees		(930,044)	(966,303)	(1,018,051)
Others		(552,254)	(564,265)	(579,906)

		(1,528,037)	(1,580,492)	(1,643,112)

Net fees and commission income	~~W~~	2,647,206	2,714,874	2,921,211

(*)	Among operating lease fees recognized for the years ended December 31, 2023, 2024 and 2025, there is no variable lease fee income which does not vary by index or rate.